[Letterhead]

December 19, 2008

VIA ELECTRONIC “EDGAR” TRANSMISSION

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549

Re:
New Form S-3 Registration Statement of Sun Life Assurance Company of Canada (U.S.) (“Sun Life”) to Register the Continued Offer and Sale of Market Value Adjusted Interests (the “MVAs”) that Are Now Registered Pursuant to a Currently-Effective Form S-3 (Commission File No. 333-130699)

Commissioners:

EXPLANATORY INTRODUCTORY NOTE: Due to limitations in the Commission’s EDGAR filing system, the new Form S-3 registration statement to which this letter relates, together with all exhibits thereto, is larger than can be accommodated as a filing made at one time. We understand that other registrants have commonly addressed this problem by making an initial filing followed immediately by one or more amendments as necessary to include any material that was beyond EDGAR’s capacity for the initial filing. Accordingly, the new Form S-3 registration statement to which the letter relates (and the term “New Form S-3,” as used herein) refer to the initial filing of the registration statement, together with amendments 1 and 2 which are being filed immediately after the initial filing, which amendments have been necessary solely because of the limitations of the EDGAR system.

I.  Purpose of the New Registration Statement (i.e., to Satisfy the Triennial Re-Filing Requirement Embodied in Rule 415(a)(5) and (6) Under the Securities Act of 1933, as Amended (“1933 Act”))

The MVAs that are the subject of the New Form S-3 registration statement are the same MVAs that are the subject of a currently-effective Form S-3 registration statement, Commission File No. 333-130699 (the “Old Form S-3”).  The MVAs are issued pursuant to annuity contracts (“Contracts”1) issued by Sun Life. Nevertheless, for 1933 Act purposes, we treat the MVAs as being “securities” that are not entitled to rely on the exclusion in Section 3(a)(8) of that Act. Only four versions of the Contracts (the “Currently- Offered Versions”) continue to be offered and sold to new purchasers. Our popular names for the Currently-Offered Versions are:

•	Sun Life Financial Masters Access
•	Sun Life Financial Masters Choice
•	Sun Life Financial Masters Extra
•	Sun Life Financial Masters Flex

1 The Contracts have been issued on both a group and individual basis. Accordingly, the term “Contract,” as used herein, refers not only to the individual and group contracts, but also to the “certificates” issued under group contracts.

Eleven versions of the Contracts (the “Non-Offered Versions”) are no longer offered and sold to new purchasers. Our popular names for the Non-Offered Versions are:

•	Columbia All-Star
•	Columbia All-Star Extra
•	Columbia All-Star Freedom
•	Columbia All-Star Traditions
•	Futurity Select Four Plus
•	Futurity Select Freedom
•	Futurity Select Incentive
•	Futurity Select Seven
•	MFS Regatta Choice II
•	Sun Life Financial Masters IV
•	Sun Life Financial Masters VII

Although the Non-Offered Versions of the Contracts are no longer being offered and sold to new purchasers, additional purchase payments continue to be made pursuant to outstanding Contracts (including all of the Non-Offered Versions), and a very small proportion of those purchase payments under outstanding Contracts continues to be allocated to MVAs.  Accordingly, we desire our offer and sale of the MVAs under both the Currently-Offered and Non-Offered Versions to continue to be registered under the 1933 Act.

In 2005, however, the Commission adopted revisions to Rule 415 under the 1933 Act that, in effect, prohibit an offering made in reliance on (inter alia) paragraphs (a)(1)(ix) or (x) of that rule from continuing for more than three years from the effective date of the related 1933 Act registration statement, unless a new 1933 Act registration statement is filed with respect to the offering. See Rule 415(a)(5) and (6). Sun Life’s offering of the MVAs is made in reliance on one or both of paragraphs (a)(1)(ix) or (x), and Sun Life, therefore, is now constrained to file a new 1933 Act registration statement with respect to the MVAs. Specifically, as Sun Life understands Rule 415(a)(5) and (6) and the Commission’s interpretation thereof, Sun Life would be required to cease its offer and sale of its MVAs in reliance on the Old Form S-3, unless a new Form S-3 registration statement is filed not later than December 30, 2008. The only reason that Sun Life is filing the New Form S-3 is to allow the offer and sale of MVAs pursuant to the Old Form S-3 to continue beyond that date. (Under Rule 415(a)(5)(ii), having now filed the New Form S-3, Sun Life can continue the offer and sale of MVAs pursuant to the Old Form S-3 until the earlier of the effective date of the New Form S-3 or 180 days after December 30, 2008.) Again, however, the New Form S-3 would not have been filed (or necessary), but for the requirements embodied in Rule 415(a)(5) and (6) that were adopted in 2005.

II.  Prospectuses Contained in the New Form S-3

The New Form S-3 contains the following prospectuses:

•
A prospectus dated October 20, 2008 pertaining to each of the Currently-Offered Versions (the “October 20, 2008 Prospectuses”), which prospectuses Sun Life filed with the Commission earlier this year in connection with the Old Form S-3.

•
A prospectus dated May 1, 2007 (the “May 1, 2007 Prospectus”) pertaining to one of the Non-Offered Versions (MFS Regatta Choice II), which prospectus Sun Life filed with the Commission in 2007 in connection with the Old Form S-3.

•
A prospectus dated May 1, 2006 pertaining to each of the other Non-Offered Versions (the “May 1, 2006 Prospectuses”), which prospectuses Sun Life filed with the Commission in 2006 in connection with the Old Form S-3.

•
Two prospectuses dated April 11, 2006 (the “April 11, 2006 Prospectuses”), one of which pertains to Sun Life Financial Masters IV and one of which pertains to Sun Life Financial Masters VII, which prospectuses Sun Life filed with the Commission in 2006 in connection with the Old Form S-3. (Two of the May 1, 2006 Prospectuses mentioned immediately above also relate, respectively, to Sun Life Financial Masters IV and VII; and the April 11, 2006 Prospectuses are in addition those May 1, 2006 Prospectuses.2)

Each Contract is a “combination” contract under which, in addition to the MVAs, Sun Life offers variable investment options (the “Variable Options”) that are supported by a Sun Life separate account. The separate account and the interests therein issued under the Contracts have been registered, respectively, under the Investment Company Act of 1940, as amended (the “1940 Act”), and the 1933 Act, pursuant to several currently-effective Form N-4 registration statements3 (the “Forms N-4”).

Each prospectus contained in the New Form S-3, likewise, is a “combination” prospectus that pertains to both the MVAs and the Variable Options. Accordingly, each such prospectus has previously been filed with the Commission in the applicable Form N-4 (as well as in connection with the Old Form S-3).

III.  Further Updating of the Prospectuses Contained in the New Form S-3

A. The October 20, 2008 Prospectuses (i.e., the Prospectuses Relating to the Currently-Offered Versions of the Contracts)

Between now and May 1, 2009, Sun Life plans to file one or more amendments to each Form N-4 that contains an October 20, 2008 Prospectus (i.e., a prospectus for a Currently-Offered Version of the Contracts). The main purpose of those amendments will be to update those October 20, 2008 Prospectuses (and the related “statement of additional information”) that was filed earlier this year in the relevant Forms N-4 (which are, as noted above, the same October 20, 2008 Prospectuses that are included in the New Form S-3). Said updated prospectuses will be dated May 1, 2009; and, by further

2 The reason for including two iterations of each of these prospectus in the New Form S-3 is that the April 11, 2006 prospectuses commenced to be used on or about that date to offer certain new optional rider benefits that were not offered to all customers who had  theretofore purchased Sun Life Financial Masters IV and VII. Those older purchasers were, however, provided with a May 1, 2006 prospectus for annual updating purposes. Because the April 11, 2006 prospectuses also contained all the annual updating information that the May 1, 2006 prospectuses contained, the purchasers who received the April 11, 2006 prospectuses were not provided with any May 1, 2006 prospectus. Then, as further discussed in III.B. below, Sun Life discontinued selling Sun Life Financial Masters IV and VII to new purchasers and ceased to prepare any further periodic general updates of these prospectuses. Accordingly, for some holders of Sun Life Financial Masters IV and VII, the most recent prospectus for their version of the Contracts is dated April 11, 2006 and, for others, the most recent prospectus for their version is dated May 1, 2006.

3 The 1940 Act file number of the separate account is 811-05846, and the 1933 Act file numbers of the Forms N-4 that relate to the Contracts are: 333-83256 (pertaining to MFS Regatta Choice II); 333-115536 (pertaining to Sun Life Financial Masters IV); 333-115525 (pertaining to Sun Life Financial Masters VII); 333-74844 (pertaining to Columbia All Star, Futurity Select Four Plus, and Sun Life Financial Masters Flex); 333-83362 (pertaining to Futurity Select Incentive, Columbia All Star Extra, and Sun Life Financial Masters Extra); 333-83364 (pertaining to Futurity Select Freedom, Columbia All-Star Freedom, and Sun Life Financial Masters Access); and 333-83516 (pertaining to Futurity Select Seven, Columbia All-Star Traditions, and Sun Life Financial Masters Choice).

pre-effective amendment to the New Form S-3, Sun Life also will replace each October 20, 2008 Prospectus with the corresponding May 1, 2009 prospectus.

B. The May 1, 2007, May 1, 2006, and April 11, 2006 Prospectuses (i.e., the Prospectuses Relating to the Non-Offered Versions of the Contracts)

 Sun Life has not effected a general updating of the May 1, 2007 Prospectus since 2007 or the May 1 or April 11, 2006 Prospectuses since 2006. (Hereinafter, the May 1, 2007, May 1, 2006 and April 11, 2006 Prospectuses are sometimes referred to as the “Prospectuses for Non-Offered Versions”). With respect to the Variable Options described in these Prospectuses for Non-Offered Versions and the related Forms N-4, Sun Life ceased such updating in reliance on the line of Commission staff no-action letters that includes Great-West Life & Annuity Insurance Company (Oct. 23, 1990).4 With respect to the MVAs and the Old Form S-3, such general updating of the Prospectuses for Non-Offered Versions has been unnecessary, in view of the fact that, for purposes of Form S-3, the prospectuses are automatically updated by Sun Life’s filing from time to time of its periodic reports pursuant to the Securities Exchange Act of 1934, as amended (the “1934 Act”). (As required by the terms of Form S-3, the prospectuses, of course, contain language that automatically incorporates by reference all future-filed periodic reports of Sun Life pursuant to the 1934 Act; and, in accordance with the Commission’s rules and interpretations, the filing of such periodic reports automatically updates the prospectuses for purposes of Section 10(a)(3) of the 1933 Act.)

Because, therefore, the most recent Prospectuses for Non-Offered Versions are the May 1, 2007 Prospectus, the May 1, 2006 Prospectuses, or the April 11, 2006 Prospectuses, those prospectuses are included in the New Form S-3. However, in order to ensure that said prospectuses comply with all requirements of Form S-3 as of the current time, the New Form S-3 also includes certain supplements to the Prospectuses for Non-Offered Versions (as discussed immediately below).

1.  Prospectus Supplements

Although the Prospectuses for Non-Offered Versions have not been generally updated since their respective dates of issuance, there were some developments that affected the MVAs and as to which Sun Life supplemented those prospectuses. These developments resulted in the supplements that are listed in (a)-(f) below and that are included in the New Form S-3. (The below list also identifies parenthetically each prospectus contained in the New Form S-3 to which each supplement relates.)

(a)	Supplement Dated May 19, 2008 (which is relevant only to Sun Life Financial Masters IV and Sun Life Financial Masters VII)
(b)	Supplements Dated August 11, 2006 and February 16, 2007 (each of which supplements is relevant only to the April 11, 2006 Prospectuses)
(c)	Two Supplements Dated December 29, 2006 (each of which, as indicated thereon, is relevant only to one of the April 11, 2006 Prospectuses)
(d)
Supplement Dated January 11, 2008 (which is relevant only to the prospectuses for  Columbia All-Star, Columbia All-Star Extra, Columbia All-Star Freedom, Columbia All-Star Traditions, Futurity Select Incentive, Futurity Select Four Plus, Futurity Select Freedom, and Futurity Select Seven)

4 Although we have relied on these no-action letters to cease updating the Prospectuses for Non-Offered Versions,  we have continued to update the Prospectuses for Currently-Offered Versions, and we have no intention to rely on these no-action letters with respect to the Currently-Offered Versions.

(e)	Supplement Dated May 1, 2008 (which is relevant only to Regatta Choice II, Sun Life Financial Masters IV, and Sun Life Financial Masters VII)
(f)	Supplement Dated September 25, 2008 (which is relevant to all of the Prospectuses for Non-Offered Versions)

Finally, in order to otherwise generally revise the Prospectuses for Non-Offered Versions, so that they will clearly comply at this time with all of the other requirements of Form S-3, a supplement dated “______, 2009” (the “2009 Supplement”) has been included in the New Form S-3.

2. Summary as to Prospectuses for Non-Offered Versions

To summarize, with respect to the Non-Offered Versions, the MVA prospectuses in the New Form S-3 consist of the applicable Prospectus for Non-Offered Version (dated April 11, 2006, May 1, 2006, or May 1, 2007, as the case may be) and applicable supplements thereto (as discussed in subpart 1. above) that are also included in the New Form S-3. Our reasons for structuring the prospectus in this manner include the following:

•
The Non-Offered Versions of the Contracts are not being offered or sold to new purchasers, and only a very small amount of additional premium payments under these versions of outstanding Contracts is being allocated to MVAs.

•
In order to be used as Form S-3 prospectuses with respect to the MVAs, the Prospectuses for Non-Offered Versions are not required to be generally updated each year, but, rather, customers have access to updated information primarily through the current and future periodic reports that Sun Life files and that are incorporated by reference into the prospectuses. This means that there is relatively little additional information related to the MVAs that may be necessary to bring the prospectuses into full current compliance with Form S-3’s requirements. Moreover, that limited additional information can (and will) be readily supplied with respect to the Prospectuses for Non-Offered Versions by the supplements (described above) that are also included in the New Form S-3; and the nature and subject matter of these supplements are sufficiently limited that customers will be easily able to understand the supplements and their relationship to the applicable base prospectus.

•
Apart from the 2009 Supplement, these are the same supplements and prospectuses that are currently being relied upon in connection with the offer and sale, pursuant to the Old Form S-3, of MVAs pursuant to the Non-Offered Versions of the Contracts. Sun Life’s filing of the New Form S-3 has not been necessitated by any substantive inadequacy that makes those documents inappropriate to use for that purpose in future years, but solely to comply with the new triennial re-filing requirement in Rule 415(a)(5) and (6). The Prospectuses for Non-Offered Versions and supplements thereto that are currently in use are adequately serving their purpose in connection with the Old Form S-3, and we see no reason why (when further augmented by the 2009 Supplement) they cannot just as adequately continue serving that purpose in connection with the New Form S-3.

IV.  Proposed Timetable

As noted in III.A. above, Sun Life, by pre-effective amendment, plans to file an updated version of the October 20, 2008 Prospectuses contained in the New Form S-3 (i.e., the prospectuses that relate to Currently-Offered Versions of the Contracts), as well as to respond to any comments that the Commission staff may have and to supply all other items that may be necessary or appropriate to make the registration statement complete. The filing of the updated prospectuses relating to the Currently-Offered Versions will be coordinated with the customary annual update process for the Forms N-4 in which these updated prospectuses also will be filed. Sun Life plans for both the annual update of the Form N-4 and the New Form S-3 (as pre-effectively amended) to become effective on or shortly before May 1, 2009.

V.  Request for Selective Review

As noted in II. above, the prospectuses contained in the New Form S-3 are the same prospectuses that have previously been filed with the Commission and are currently in use connection with the ongoing offers and sales pursuant to the Contracts to which those prospectuses relate. In addition, the May 1, 2009 version of the prospectuses for Currently-Offered Versions that (as discussed in III.A. above) will replace the October 20, 2008 prospectuses in the New Form S-3 prior to its effectiveness will be identical to the May 1, 2009 prospectuses that will also have by then been filed in connection with the annual update of the Forms N-4 that relate to those versions (as also discussed above).

Also, except for the 2009 Supplement, the prospectus supplements (which pertain only to Non-Offered Versions) contained in the New Form S-3 likewise have previously been filed with the Commission and are currently in use in connection with the Non-Offered Versions. Moreover, the information contained in these supplements, as well as the information contained in the 2009 Supplement (which also relates only to the Non-Offered Versions), is of limited scope.

Accordingly, in view of the limited new material that the New Form S-3 will provide for review by the Commission staff, we request that the New Form S-3 be accorded selective review by the staff.
___________________________________________________

Please direct any comments or questions to me or, in my absence, to Thomas C. Lauerman at Jorden Burt LLP (202-965-8156).

Thank you very much for your attention to this filing.

Sincerely,

/s/ Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel